Debts_Details Of Borrowings(Details) - KRW (₩)	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Borrowings	₩ 16,846,072,000,000	₩ 14,485,789,000,000
Borrowings in Korean won
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Borrowings	9,692,866,000,000	8,149,489,000,000
Bank of Korea Act
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Borrowings	₩ 1,888,880,000,000	1,644,260,000,000
Bank of Korea Act | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	0.50%
Bank of Korea Act | Top Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	0.75%
SEMAS and others
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Borrowings	₩ 1,726,543,000,000	1,331,688,000,000
SEMAS and others | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	0.00%
SEMAS and others | Top Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	3.00%
Industrial & Commercial Bank of China and others
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Borrowings	₩ 36,806,000,000	0
Industrial & Commercial Bank of China and others | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	2.56%
Industrial & Commercial Bank of China and others | Top Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	3.11%
The Korea Development Bank and others
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Borrowings	₩ 1,631,376,000,000	889,433,000,000
The Korea Development Bank and others | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	0.20%
The Korea Development Bank and others | Top Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	2.70%
The Korea Development Bank and others
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Borrowings	₩ 4,409,261,000,000	4,284,108,000,000
The Korea Development Bank and others | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	0.00%
The Korea Development Bank and others | Top Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	3.90%
Foreign Currencies Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Borrowings	₩ 7,153,206,000,000	6,336,300,000,000
Commerzbank AG and Others Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Borrowings	₩ 19,820,000,000	70,624,000,000
Commerzbank AG and Others Member [Member] | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	0.00%
Commerzbank AG and Others Member [Member] | Top Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	0.00%
Central Bank of Uzbekistan and Others Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Borrowings	₩ 5,470,569,000,000	3,949,376,000,000
Central Bank of Uzbekistan and Others Member [Member] | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	0.15%
Central Bank of Uzbekistan and Others Member [Member] | Top Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	2.30%
The Export Import Bank Of Korea And Others Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Borrowings	₩ 76,134,000,000	121,104,000,000
The Export Import Bank Of Korea And Others Member [Member] | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	1.90%
The Export Import Bank Of Korea And Others Member [Member] | Top Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	2.83%
Standard Chartered Bank And Others Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Borrowings	₩ 1,586,683,000,000	₩ 2,195,196,000,000
Standard Chartered Bank And Others Member [Member] | Bottom Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	0.00%
Standard Chartered Bank And Others Member [Member] | Top Of Range Member [Member]
Disclosure Of Detailed Information About Borrowings Line Items [Line Items]
Annual interest rate	7.00%